Goodwill, Regulatory Authorizations, and Other Intangible Assets - Regulatory Authorizations (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Indefinite-lived Intangible Assets [Line Items]
Regulatory authorizations	$ 471,658	$ 471,658
Indefinite Useful Lives
Indefinite-lived Intangible Assets [Line Items]
Regulatory authorizations	$ 471,700	$ 471,700